Expense Example - Class A B C Shares - Alger Small Cap Growth Fund - ABC	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class B 1 Year	Class B 3 Years	Class B 5 Years	Class B 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	653	924	1,216	2,042	710	949	1,314	2,211	312	655	1,124	2,421